Financial instruments - additional disclosures (Details 3) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 11,057	$ 10,823
Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	102	130
Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	(185)	(58)
Derivative financial instruments, at fair value currency related [member] | Contract or underlying principal amout [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	10,779	10,823
Derivative financial instruments, commodity purchase contract	9
Derivative financial instruments, options on equity securities	269
Derivative financial instruments, at fair value currency related [member] | Positive fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	96	130
Derivative financial instruments, commodity purchase contract	6
Derivative financial instruments, at fair value currency related [member] | Negative fair values [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	(75)	$ (58)
Derivative financial instruments, options on equity securities	$ (110)